FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instruments Classification (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 23,388	$ 22,991
Disclosure of financial liabilities [line items]
Financial liabilities	53,184	54,094
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	243	460
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	196	331
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	52,745	53,303
FVTPL
Disclosure of financial assets [line items]
Financial assets	924	964
FVOCI
Disclosure of financial assets [line items]
Financial assets	4,937	4,841
Amortized cost
Disclosure of financial assets [line items]
Financial assets	17,527	17,186
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	11,062	11,845
Accounts payable and other (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	243	460
Accounts payable and other (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	196	331
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	10,623	11,054
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	42,122	42,249
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	42,122	42,249
Provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and tax/duties
Disclosure of financial liabilities [line items]
Financial liabilities	7,154	6,533
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	2,959	3,252
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	2,959	3,252
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	6,607	6,563
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	6,607	6,563
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	13,822	13,176
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	924	964
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	4,937	4,841
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 7,961	$ 7,371